Debt - Outstanding Principal Balances (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Total debt	$ 22,517	$ 46,804
Deferred finance fees	0	(778)
Net total debt	22,517	46,026
Current portion of long-term debt	2,517	6,713
Current portion of deferred finance fees	0	(277)
Total current portion of long-term debt	2,517	6,436
Non-current portion of long-term debt	20,000	39,590
Nordea SEB Revolving Facility
Total debt	20,000	0
ABN CACIB Joint Bank Facility
Total debt	0	45,872
ABN CACIB Revolving Bank Facility
Total debt	0	0
ABN AMRO Revolving Facility
Total debt	$ 2,517	$ 932